Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Schedule of assets and liabilities of WBDT, Vaughan and Kasy included in the consolidating balance sheets
The carrying amounts and classifications of the assets and liabilities of the variable interest entities described above, which have been included in our consolidating balance sheets as of December 31, 2013 and 2012 were as follows (in thousands):

	December 31,
	2013	2012
ASSETS
Current assets:
Cash and cash equivalents	$278	$418
Accounts receivable, net	6,345	6,021
Other assets	927	2,092
Total current assets	7,550	8,531
Property and equipment, net	2,469	3,190
Broadcast licenses and other intangible assets, net	44,677	46,604
Other assets	1,360	2,055
Total assets	$56,056	$60,380
LIABILITIES
Current liabilities:
Current portion of long-term debt	$1,162	$1,451
Accounts payable	63	—
Accrued expenses	1,336	425
Program obligations	1,303	2,185
Total current liabilities	3,864	4,061
Long-term debt, excluding current portion	3,005	3,950
Program obligations	1,424	1,967
Other liabilities	47,763	50,402
Total liabilities	$56,056	$60,380

Schedule of barter revenue and expense included in the consolidated statements of operations
Barter revenue and expense included in the consolidated statements of operations are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Barter revenue	$5,552	$4,220	$4,071
Barter expense	(5,455)	(4,176)	(3,967)

Schedule of stock-based compensation expense included in the Company's consolidated statements of operations
The following table presents the share-based compensation expense included in our consolidated statements of operations (in thousands):

	Year Ended December 31,
	2013	2012	2011
Direct operating	$320	$270	$256
Selling, general and administrative	1,460	1,019	1,266
Corporate	7,594	5,568	4,654
Total share-based compensation	$9,374	$6,857	$6,176

Schedule of reconciliation of the weighted average common shares outstanding for purposes of calculating basic and diluted (loss) income per common share
The following is a reconciliation of the weighted-average common shares outstanding for purposes of calculating basic and diluted income (loss) per common share (in thousands):

	Year Ended December 31,
	2013	2012	2011
Numerator for earnings per common share calculation:
Income (loss) from continuing operations	$156,601	$(17,972)	$49,701
Net (loss) income attributable to noncontrolling interest included in continuing operations	(1,512)	(556)	204
Income (loss) from continuing operations attributable to LIN LLC	158,113	(17,416)	49,497
Income (loss) from discontinued operations, including gain on sale	—	10,371	(920)
Net income (loss) attributable to LIN LLC	$158,113	$(7,045)	$48,577
Denominator for earnings per common share calculation:
Weighted-average common shares, basic	52,439	54,130	55,768
Effect of dilutive securities:
Share options and restricted shares	3,200	—	1,311
Weighted-average common shares, diluted	55,639	54,130	57,079

Schedule of changes in the redeemable noncontrolling interest related to Nami Media
The following table presents the activity of the redeemable noncontrolling interest included in our consolidated balance sheets related to Nami Media, HYFN and Dedicated Media, which represents third parties’ proportionate share of our consolidated net assets (in thousands):

Redeemable Noncontrolling Interest
Acquisition of redeemable noncontrolling interest	$3,503
Net loss	(556)
Share-based compensation	295
Balance as of December 31, 2012	3,242
Acquisition of redeemable noncontrolling interest	11,025
Net loss	(1,512)
Share-based compensation	90
Balance as of December 31, 2013	$12,845

LIN Television
Entity Information [Line Items]
Schedule of assets and liabilities of WBDT, Vaughan and Kasy included in the consolidating balance sheets
The carrying amounts and classifications of the assets and liabilities of the variable interest entities described above, which have been included in our consolidating balance sheets as of December 31, 2013 and 2012 were as follows (in thousands):

	December 31,
	2013	2012
ASSETS
Current assets:
Cash and cash equivalents	$278	$418
Accounts receivable, net	6,345	6,021
Other assets	927	2,092
Total current assets	7,550	8,531
Property and equipment, net	2,469	3,190
Broadcast licenses and other intangible assets, net	44,677	46,604
Other assets	1,360	2,055
Total assets	$56,056	$60,380
LIABILITIES
Current liabilities:
Current portion of long-term debt	$1,162	$1,451
Accounts payable	63	—
Accrued expenses	1,336	425
Program obligations	1,303	2,185
Total current liabilities	3,864	4,061
Long-term debt, excluding current portion	3,005	3,950
Program obligations	1,424	1,967
Other liabilities	47,763	50,402
Total liabilities	$56,056	$60,380

Schedule of barter revenue and expense included in the consolidated statements of operations
Barter revenue and expense included in the consolidated statements of operations are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Barter revenue	$5,552	$4,220	$4,071
Barter expense	(5,455)	(4,176)	(3,967)

Schedule of stock-based compensation expense included in the Company's consolidated statements of operations
The following table presents the share-based compensation expense included in our consolidated statements of operations (in thousands):

	Year Ended December 31,
	2013	2012	2011
Direct operating	$320	$270	$256
Selling, general and administrative	1,460	1,019	1,266
Corporate	7,594	5,568	4,654
Total share-based compensation	$9,374	$6,857	$6,176

Schedule of changes in the redeemable noncontrolling interest related to Nami Media
The following table presents the activity of the redeemable noncontrolling interest included in our consolidated balance sheets related to Nami Media, HYFN and Dedicated Media, which represents third parties’ proportionate share of our consolidated net assets (in thousands):

Redeemable Noncontrolling Interest
Acquisition of redeemable noncontrolling interest	$3,503
Net loss	(556)
Share-based compensation	295
Balance as of December 31, 2012	3,242
Acquisition of redeemable noncontrolling interest	11,025
Net loss	(1,512)
Share-based compensation	90
Balance as of December 31, 2013	$12,845